REVENUE AND EXPENSES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
REVENUE AND EXPENSES

11.	REVENUE AND EXPENSES

Revenues

The breakdown of Codere Online’s revenues for the six months ended June 30, 2026 and 2025 is as follows:

	06/30/2026	06/30/2025
Online sports betting	48,444	41,908
Online casino wagering	76,199	63,422
Others	68	-
Total	124,711	105,330

No customer contributed more than 10% of revenue for the six months ended June 30, 2026, and 2025.

Additionally, the distribution of revenue by geographical market during the reporting periods is as follows:

	06/30/2026	06/30/2025
Spain	53,132	44,017
Mexico	62,215	53,837
Others	9,364	7,476
Total	124,711	105,330

Personnel expenses

Personnel expenses as of June 30, 2026 and 2025 include expenses for wages, salaries, long term incentive plans, benefits (and other similar concepts) and social security and other social contributions expenses payable by Codere Online.

	06/30/2026	06/30/2025
Wages, salaries and similar	8,084	6,341
Social security contributions payable by Codere Online	1,112	987
Other social contributions	8,063	1,362
Total	17,259	8,691

Other social contribution includes those expenses resulting from the LTIP executive bonus. For the six months ended June 30, 2026, it amounted to €6,222 thousand, compared with employee share-based compensation of negative €480 thousand for the six months ended June 30, 2025, mainly reflecting fair value adjustments to equity-settled share-based awards granted under the management incentive plan.

Depreciation and amortization

The breakdown of depreciation and amortization for the six months ended June 30, 2026 and 2025 is as follows:

	06/30/2026	06/30/2025
Depreciation of property, plant and equipment	61	62
Amortization of intangible assets	-	-
Amortization of right-of-use assets (Note 4)	297	253
Total	358	315

Other operating expenses

The breakdown of other operating expenses for the six months ended June 30, 2026 and 2025 is as follows:

	06/30/2026	06/30/2025
Gambling taxes	11,693	11,154
Leases	23	11
Utilities, repairs and maintenance	273	536
Professional services and other expenses	34,847	31,472
Casino license royalties	5,137	4,052
Marketing expenses	49,829	46,092
Total	101,802	93,317

Codere Online recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value.

Professional services and other expenses mainly include: (i) Platform services; (ii) external providers for some of our sports odds; (iii) payment processing which allow our customers to deposit and withdraw using platforms and (iv) streaming services contracted to external parties offered to our customers as a complement to our sports betting offer.

Finance income/(cost), net

The breakdown of finance income/ (cost), net for the six months ended June 30, 2026 and 2025 is as follows:

	06/30/2026	06/30/2025
Interest income, net	137	144
Exchange rate impact	(61)	(3,263)
Argentina hyperinflation impact	2,697	189
Increase in fair value of public warrants (Note 9)	(1,099)	(1,884)
Lease finance interest under IFRS 16 (Note 4)	(93)	(96)
Short term investment gain	-	27
Total	1,581	(4,883)

Finance income/(cost), net for the periods ended June 30, 2026 and 2025 include both realized and unrealized foreign exchange gains/(losses) due to the fluctuation of the exchange rates between the euro and the other currencies used by Codere Online in its operations, mainly the Mexican peso, the Colombian peso, Argentine peso and the Panamanian balboa, as well as interest income related to Codere Online’s outstanding receivables from related parties.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the period attributable to equity holders of the Company by (b) the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. The effect of restricted shares for the period ended June 30, 2026, qualified as a dilutive event while the effect of warrants, stock options, and deferred payment qualified as antidilutive events for said period. The effect of restricted shares, warrants, stock options and deferred payment for the period ended June 30, 2025, qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares, those that would increase earnings per share or decrease the loss per share if included, are disregarded in the calculation of diluted earnings per share.

As of June 30, 2026, the Company had 45,469,915 issued and outstanding shares.

Both basic and diluted earnings per share attributable to equity holders of Codere Online are calculated based on the following data, in each case for the six months ended June 30, 2026 and 2025.

	06/30/2026	06/30/2025
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	5,583	(3,147)
Weighted average number of shares outstanding:
Basic	45,405,297	45,555,173
Diluted	45,532,466	45,555,173
Basic earnings per share (euros)	0.123	(0.069)
Diluted earnings per share (euros)	0.123	(0.069)